Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The condensed consolidated financial statements include the accounts of TheMaven, Inc. and its wholly owned subsidiaries (“Maven” or the “Company”), after eliminating all significant intercompany balances and transactions. The Company does not have any off-balance sheet arrangements.

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the SEC. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States of America (“U.S. GAAP”) for complete financial statements. These condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements, which are included in Maven’s Annual Report on Form 10-K (the “Form 10-K”) for the year ended December 31, 2020, filed with the SEC on August 16, 2021.

The condensed consolidated financial statements as of September 30, 2021, and for the three and nine months ended September 30, 2021 and 2020, are unaudited but, in management’s opinion, include all adjustments necessary for a fair presentation of the results of interim periods. All such adjustments are of a normal recurring nature. The year-end condensed consolidated balance sheet as of December 31, 2020, was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP. The results of operations for interim periods are not necessarily indicative of the results to be expected for the entire fiscal year. The impact during the first three quarters of 2021 of the novel coronavirus (“COVID-19”) on the Company has been less than the impact in the comparable period of the prior year. In 2021, restrictions on non-essential work activity have been largely lifted and sporting and other events are being held, with attendance closer to pre-pandemic levels, which has resulted in an increase in traffic and advertising revenue. The Company expects a continued modest growth in advertising revenue back toward pre-pandemic levels, however, such growth depends on future developments, including the duration and spread of the COVID-19 pandemic, whether related group gatherings and sports event advisories and restrictions will be put in place again, and the extent and effectiveness of containment and other actions taken, including the percentage of the population that receives COVID-19 vaccinations.

Reclassifications	Reclassifications Certain prior year amounts have been reclassified to conform to current period presentation.
Use of Estimates

Use of Estimates

Preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from these estimates. On an ongoing basis, the Company evaluates its estimates, including those related to the allowance for credit losses, fair values of financial instruments, capitalization of platform development, intangible assets and goodwill, useful lives of intangible assets and property and equipment, income taxes, fair value of assets acquired and liabilities assumed in the business acquisitions, determination of the fair value of stock-based compensation and valuation of derivatives liabilities and contingent liabilities, among others. The Company bases its estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include those related to the selection of useful lives of property and equipment, intangible assets, capitalization of platform development and associated useful lives; assumptions used in accruals for potential liabilities; fair value of assets acquired and liabilities assumed in the business acquisitions, the fair value of the Company’s goodwill and the assessment of acquired goodwill, other intangible assets and long-lived assets for impairment; determination of the fair value of stock-based compensation and valuation of derivatives liabilities; and the assumptions used to calculate contingent liabilities, and realization of deferred tax assets. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, and makes adjustments when facts and circumstances dictate. Actual results could differ from these estimates.

Contract Modifications

Contract Modifications

The Company occasionally enters into amendments to previously executed contracts that constitute contract modifications. The Company assesses each of these contract modifications to determine:

●	if the additional services and goods are distinct from the services and goods in the original arrangement; and

●	if the amount of consideration expected for the added services or goods reflects the stand-alone selling price of those services and goods.

A contract modification meeting both criteria is accounted for as a separate contract. A contract modification not meeting both criteria is considered a change to the original contract and is accounted for on either a prospective basis as a termination of the existing contract and the creation of a new contract, or a cumulative catch-up basis (see Note 3 and Note 12).

Recent Accounting Pronouncements

Recently Adopted Accounting Standards

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. This guidance also clarifies and simplifies other areas of ASC 740. Certain amendments in this update must be applied on a prospective basis, certain amendments must be applied on a retrospective basis, and certain amendments must be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. On January 1, 2021, the Company adopted ASU 2019-12 with no material impact to its condensed consolidated financial position, results of operations or cash flows.

In October 2020, the FASB issued ASU 2020-08, Codification Improvements to Subtopic 310-20 – Receivables – Nonrefundable Fees and Other Costs, which clarifies that a reporting entity should assess whether a callable debt security purchased at a premium is within the scope of ASC 310-20-35-33 each reporting period, which impacts the amortization period for nonrefundable fees and other costs. On January 1, 2021, the Company adopted ASU 2020-08 with no material impact to its condensed consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, Codification Improvements, which updates various codification topics by clarifying or improving disclosure requirements to align with the SEC’s regulations. On January 1, 2021, the Company adopted ASU 2020-10 with no material impact to its condensed consolidated financial statements.

Recent Accounting Pronouncements

Recently Adopted Accounting Standards

In June 2016, the FASB ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), which introduces a new model for recognizing credit losses for certain financial instruments, including loans, accounts receivable and debt securities. The new model requires an estimate of expected credit losses over the life of exposure to be recorded through the establishment of an allowance account, which is presented as an offset to the related financial asset. The expected credit loss is recorded upon the initial recognition of the financial asset. The Company adopted ASU 2016-13 as of the reporting period beginning January 1, 2020. No impact on the consolidated financial statements was recorded as a result of the adoption of ASU 2016-13.

In January 2017, the FASB issued ASU 2017-04, Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, that simplifies the subsequent measurement of goodwill by eliminating Step 2 of the goodwill impairment test. The Step 2 test requires an entity to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, an entity will record an impairment charge based on the excess of a reporting unit’s carrying value over its fair value determined in Step 1. This update also eliminates the qualitative assessment requirements for a reporting unit with zero or negative carrying value. Prospective adoption is required and the Company adopted ASU 2017-04 as of the reporting period beginning January 1, 2020. No impact on the consolidated financial statements was recorded as a result of the adoption of ASU 2017-04.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements. The update removes, modifies, and adds certain additional disclosures. The Company adopted ASU 2018-13 as of the reporting period beginning January 1, 2020. The adoption of this update required a change in disclosures and had no impact on the Company’s consolidated financial statements.

Recently Issued Accounting Standards

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which removes certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. This guidance also clarifies and simplifies other areas of ASC 740. Certain amendments in this update must be applied on a prospective basis, certain amendments must be applied on a retrospective basis, and certain amendments must be applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings/(deficit) in the period of adoption. ASU 2019-12 will be effective beginning in the first quarter of the Company’s fiscal year 2021. Early adoption is permitted. The Company is currently evaluating the impact this update will have on its consolidated financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40), which updates various codification topics to simplify the accounting guidance for certain financial instruments with characteristics of liabilities and equity, with a specific focus on convertible instruments and the derivative scope exception for contracts in an entity’s own equity and amends the diluted EPS computation for these instruments. ASU 2020-06 is effective for annual and interim reporting periods beginning after December 15, 2021, with early adoption permitted for annual and interim reporting periods beginning after December 15, 2020. The Company will adopt ASU 2020-06 as of the reporting period beginning January 1, 2022. The Company is currently evaluating the impact this update will have on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-08, Codification Improvements to Subtopic 310-20 – Receivables – Nonrefundable Fees and Other Costs, which clarifies that a reporting entity should assess whether a callable debt security purchased at a premium is within the scope of ASC 310-20-35-33 each reporting period, which impacts the amortization period for nonrefundable fees and other costs. The Company will adopt ASU 2020-08 as of the reporting period beginning January 1, 2021. The Company is currently evaluating the impact this update will have on its consolidated financial statements.

In October 2020, the FASB issued ASU 2020-10, Codification Improvements, which updates various codification topics by clarifying or improving disclosure requirements to align with the SEC’s regulations. The Company will adopt ASU 2020-10 as of the reporting period beginning January 1, 2021. The adoption of this update is not expected to have a material effect on the Company’s consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options, a consensus of the Emerging Issues Task Force (EITF), to provide explicit guidance on accounting by issuers for modifications or exchanges of freestanding equity-classified written call options that remain equity classified after the modification or exchange. ASU 2021-04 is effective for fiscal years beginning after December 31, 2021. The Company is currently evaluating the impact this update will have on its consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In August 2020, the FASB issued ASU 2020-06, Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40), which updates various codification topics to simplify the accounting guidance for certain financial instruments with characteristics of liabilities and equity, with a specific focus on convertible instruments and the derivative scope exception for contracts in an entity’s own equity and amends the diluted EPS computation for these instruments. The Company will adopt n as of the reporting period beginning January 1, 2022. The Company is currently evaluating the impact that adopting this new accounting standard would have on its condensed consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805), Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which requires an acquirer to account for revenue contracts acquired in a business combination in accordance with Topic 606 as if it had originated the contracts. The acquirer may assess how the acquiree applied Topic 606 to determine what to record for the acquired contracts. This update should lead to recognition and measurement consistent with what’s reported in the acquiree’s financial statements, provided that the acquiree prepared financial statements in accordance with U.S. GAAP. The new standard marks a change from current U.S. GAAP, under which assets and liabilities acquired in a business combination, including contract assets and contract liabilities arising from revenue contracts, are generally recognized at fair value at the acquisition date. ASU 2021-08 is effective for the Company in the fiscal year beginning after December 15, 2022, including interim periods within the fiscal year, and should be applied prospectively to business combinations on or after the effective date of the amendment. Early adoption is permitted, including adoption in an interim period. The Company is currently evaluating the impact that adopting this new accounting standard would have on its condensed consolidated financial statements.

Loss per Common Share

Loss per Common Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the period and excludes any dilutive effects of common stock equivalent shares, such as stock options, restricted stock, and warrants. All restricted stock awards are considered outstanding but are included in the computation of basic loss per common share only when the underlying restrictions expire, the shares are no longer forfeitable, and are thus vested. All restricted stock units are included in the computation of basic loss per common share only when the underlying restrictions expire, the shares are no longer forfeitable, and are thus vested. Contingently issuable shares are included in basic loss per common share only when there are no circumstances under which those shares would not be issued. Diluted loss per common share is computed using the weighted average number of common shares outstanding and common stock equivalent shares outstanding during the period using the treasury stock method. Common stock equivalent shares are excluded from the computation if their effect is anti-dilutive.

The Company excluded the outstanding securities summarized below (capitalized terms are defined herein), which entitle the holders thereof to acquire shares of the Company’s common stock, from its calculation of net income loss per common share, as their effect would have been anti-dilutive.

	As of September 30,
	2021	2020
Series G convertible preferred stock	188,791	188,791
Series H Preferred Stock	59,243,926	58,206,061
Series I Preferred Stock	-	46,200,000
Series J Preferred Stock	-	43,584,500
Indemnity shares of common stock	-	412,500
Restricted Stock Awards	4,147,936	3,674,996
Financing Warrants	2,882,055	2,882,055
ABG Warrants	21,989,844	21,989,844
AllHipHop warrants	125,000	-
Publisher Partner Warrants	789,541	789,541
Common Stock Awards	6,861,973	8,033,936
Common Equity Awards	161,367,349	82,400,952
Outside Options	3,050,000	2,982,111
Total	260,646,415	271,345,287

Loss per Common Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the period and excludes any dilutive effects of common stock equivalent shares, such as stock options, restricted stock, and warrants. All restricted stock awards are considered outstanding but is included in the computation of basic loss per common share only when the underlying restrictions expire, the shares are no longer forfeitable and, thus, are vested. All restricted stock units are included in the computation of basic loss per common share only when the underlying restrictions expire, the shares are no longer forfeitable and, thus, are vested. Contingently issuable shares are included in basic loss per common share only when there is no circumstance under which those shares would not be issued. Diluted loss per common share is computed using the weighted average number of common shares outstanding and common stock equivalent shares outstanding during the period using the treasury stock method. Common stock equivalent shares are excluded from the computation if their effect is anti-dilutive.

The Company excluded the outstanding securities summarized below (capitalized terms are described herein), which entitle the holders thereof to acquire shares of the Company’s common stock, from its calculation of net income loss per common share, as their effect would have been anti-dilutive.

	As of December 31,
	2020	2019
Series G Preferred Stock	188,791	188,791
Series H Preferred Stock	59,384,849	58,787,879
Series I Preferred Stock	-	46,200,000
Series J Preferred Stock	-	28,571,429
Indemnity shares of common stock	-	412,500
Restricted Stock Awards	316,667	2,391,665
Financing Warrants	2,882,055	2,882,055
AllHipHop Warrants	125,000	-
Publisher Partner Warrants	789,541	939,540
ABG Warrants	21,989,844	21,989,844
Restricted Stock Units	-	2,399,997
Common Stock Awards	6,902,337	8,064,561
Common Equity Awards	82,062,314	65,013,645
Outside Options	3,052,000	3,724,667
Total	177,693,398	241,566,573

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the financial statements of Maven and its wholly owned subsidiaries, Coalition, and TheStreet. Intercompany balances and transactions have been eliminated in consolidation.

Foreign Currency

Foreign Currency

The functional currency of the Company’s foreign subsidiaries is the local currencies (U.K. pounds sterling and Canadian dollar), as it is the monetary unit of account of the principal economic environment in which the Company’s foreign subsidiaries operate. All assets and liabilities of the foreign subsidiaries are translated at the current exchange rate as of the end of the period, and revenue and expenses are translated at average exchange rates in effect during the period. The gain or loss resulting from the process of translating foreign currencies financial statements into U.S. dollars was immaterial for the years ended December 31, 2020 and 2019, therefore, a foreign currency cumulative translation adjustment was not reported as a component of accumulated other comprehensive income (loss) and the unrealized foreign exchange gain or loss was omitted from the consolidated statements of cash flows. Foreign currency transaction gains and losses, if any, resulting from or expected to result from transactions denominated in a currency other than the functional currency are recognized in other income, net on the consolidated statements of operations.

Risks and Uncertainties

Risks and Uncertainties

The Company has a limited operating history and has not generated significant revenues to date to cover its operating expenses. The Company’s business and operations are sensitive to general business and economic conditions in the U.S. and worldwide. These conditions include short-term and long-term interest rates, inflation, fluctuations in debt and equity capital markets and the general condition of the U.S. and world economy. A host of factors beyond the Company’s control could cause fluctuations in these conditions. Adverse developments in these general business and economic conditions could have a material adverse effect on the Company’s financial condition and the results of its operations.

In addition, the Company will compete with many companies that currently have extensive and well-funded projects, marketing and sales operations as well as extensive human capital. The Company may be unable to compete successfully against these companies. The Company’s industry is characterized by rapid changes in technology and market demands. As a result, the Company’s products, services, and/or expertise may become obsolete and/or unmarketable. The Company’s future success will depend on its ability to adapt to technological advances, anticipate customer and market demands, and enhance its current technology under development.

With the initial onset of COVID-19, the Company faced significant change in its advertisers’ buying behavior. The Company’s advertising revenue from Sports Illustrated was impacted as a result of sports authorities around the world making the decision to postpone/cancel high attendance sports events in an effort to reduce the spread of the COVID-19 virus. Since May 2020, there has been a steady recovery in the advertising market in both pricing and volume, which coupled with the return of professional and college sports yielded steady growth in revenues through the balance of 2020 and the first half of 2021. The Company expects a continued modest growth in advertising revenue back toward pre-pandemic levels. As a result of the Company’s advertising revenue declining in early 2020, the Company is vulnerable to a risk of loss in the near term and it is at least reasonably possible that events or circumstances may occur that could cause a significant impact in the near term, that depend on future developments, including the duration of COVID-19, future sport event advisories and restrictions, and the extent and effectiveness of containment actions taken.

Since August 2018, B. Riley FBR, Inc. (“B. Riley FBR”), a registered broker-dealer owned by B. Riley Financial, Inc., a diversified publicly-traded financial services company (“B. Riley”), has been instrumental in providing investment banking services to the Company and in raising debt and equity capital for the Company. These services have included raising debt and equity capital to support various acquisitions, including TheStreet, the Sports Illustrated Licensing Agreement with ABG (as described in Note 3) and the acquisition of the College Spun Media Incorporated (as described in Note 27). The raising debt and equity capital for the acquisitions, refinancing and working capital purposes included the sale of the 12% Convertible Debentures (as described in Note 18), 12% Second Amended Senior Secured Notes (as described in Note 19), Preferred Stock (as described in Note 20), and subsequent equity offerings of common stock (as described in Note 27).

Revenue Recognition

Revenue Recognition

In accordance with Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, revenues are recognized when control of the promised goods or services are transferred to the Company’s customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company generates all of its revenue from contracts with customers. The Company accounts for revenue on a gross basis, as compared to a net basis, in its statement of operations. Cost of revenues is presented as a separate line item in the statement of operations. The Company has made this determination based on it taking the credit risk in its revenue-generating transactions and it also being the primary obligor responsible for providing the services to the customer.

The following is a description of the principal activities from which the Company generates revenue:

Advertising Revenue

Digital Advertising – The Company recognizes revenue from digital advertisements at the point when each ad is viewed. The quantity of advertisements, the impression bid prices and revenue are reported on a real-time basis. The Company enters into contracts with advertising networks to serve display or video advertisements on the digital media pages associated with its various channels. Although reported advertising transactions are subject to adjustment by the advertising network partners, any such adjustments are known within a few days of month end. The Company owes its independent Publisher Partners a revenue share of the advertising revenue earned, which is recorded as service costs in the same period in which the associated advertising revenue is recognized.

Advertising revenue that is comprised of fees charged for the placement of advertising, on the Company’s flagship website, TheStreet.com, is recognized as the advertising or sponsorship is displayed, provided that collection of the resulting receivable is reasonably assured.

Print Advertising – Advertising related revenues for print advertisements are recognized when advertisements are published (defined as an issue’s on-sale date), net of provisions for estimated rebates, rate adjustments, and discounts.

Subscription Revenue

Digital Subscriptions – The Company enters into contracts with internet users that subscribe to premium content on the owned and operated media channels and facilitate such contracts between internet users and our Publisher Partners. These contracts provide internet users with a membership subscription to access the premium content. The Company owes its independent Publisher Partners a revenue share of the membership subscription revenue earned, which is initially deferred and recorded as deferred contract costs. The Company recognizes deferred contract costs over the membership subscription term in the same pattern that the associated membership subscription revenue is recognized.

Subscription revenue generated from the Company’s flagship website TheStreet.com from institutional and retail customers is comprised of subscriptions and license fees for access to securities investment information, stock market commentary, director and officer profiles, relationship capital management services, and transactional information pertaining to mergers and acquisitions and other changes in the corporate control environment. Subscriptions are charged to customers’ credit cards or are directly billed to corporate subscribers, and are generally billed in advance on a monthly, quarterly or annual basis. The Company calculates net subscription revenue by deducting from gross revenue an estimate of potential refunds from cancelled subscriptions as well as chargebacks of disputed credit card charges. Net subscription revenue is recognized ratably over the subscription periods. Unearned revenue relates to payments for subscription fees for which revenue has not been recognized because services have not yet been provided.

Circulation Revenue

Circulation revenues include magazine subscriptions and single copy sales at newsstands.

Print Subscriptions – Revenues from magazine subscriptions are deferred and recognized proportionately as products are distributed to subscribers.

Newsstand – Single copy revenue is recognized on the publication’s on-sale date, net of provisions for estimated returns. The Company bases its estimates for returns on historical experience and current marketplace conditions.

Licensing Revenue

Content licensing-based revenues are accrued generally monthly or quarterly based on the specific mechanisms of each contract. Generally, revenues are accrued based on estimated sales and adjusted as actual sales are reported by partners. These adjustments are typically recorded within three months of the initial estimates and have not been material. Any minimum guarantees are typically earned evenly over the fiscal year.

Nature of Performance Obligations

At contract inception, the Company assesses the obligations promised in its contracts with customers and identifies a performance obligation for each promise to transfer a good or service or bundle that is distinct. To identify the performance obligations, the Company considers all the promises in the contract, whether explicitly stated or implied based on customary business practices. For a contract that has more than one performance obligation, the Company allocates the total contract consideration to each distinct performance obligation on a relative standalone selling price basis. Revenue is recognized when, or as, the performance obligations are satisfied and control is transferred to the customer.

Digital Advertising – The Company sells digital advertising inventory on its websites directly to advertisers or through advertising agencies. The Company’s performance obligations related to digital advertising are generally satisfied when the advertisement is run on the Company’s platform. The price for direct digital advertising is determined in contracts with the advertisers. Revenue from the sale of direct digital advertising is recognized when the advertisements are delivered based on the contract. The customer is invoiced the agreed-upon price in the month following the month that the advertisements are delivered with normal trade terms. The agreed upon price is adjusted for estimated provisions for rebates, rate adjustments, and discounts. As part of the Company’s customary business practices, digital advertising contracts may include a guaranteed number of impressions and sales incentives to its customers including volume discounts, rebates, value added impressions, etc. For all such contracts that include these types of variable consideration, the Company estimates the variable consideration and factors in such an estimate when determining the transaction price.

Print Advertising – The Company provides advertisement placements in print media directly to advertisers or through advertising agencies. The Company’s performance obligations related to print advertising are satisfied when the magazine in which an advertisement appears is published, which is defined as an issue’s on-sale date. The customer is invoiced the agreed-upon price when the advertisements are published under normal industry trade terms. The agreed upon price is adjusted for estimated provisions for rebates, rate adjustments, and discounts. As part of the Company’s customary business practices, print advertising contracts include guaranteed circulation levels of magazines, referred to as rate base, and a number of sales incentives to its customers including volume discounts, rebates, bonus pages, etc. For all such contracts that include these types of variable consideration, the Company estimates such when determining the transaction price.

Digital Subscriptions – The Company recognizes revenue from each membership subscription to access the premium content over time based on a daily calculation of revenue during the reporting period, which is generally one year. Subscriber payments are initially recorded as unearned revenue on the balance sheets. As the Company provides access to the premium content over the membership subscription term, the Company recognizes revenue and proportionately reduces the unearned revenue balance.

Print Subscriptions – The Company sells magazines to consumers through subscriptions. Each copy of a magazine is determined to be a distinct performance obligation that is satisfied when the publication is sent to the customer. The majority of the Company’s subscription sales are prepaid at the time of order. Subscriptions may be canceled at any time for a refund of the price paid for remaining issues. As the contract may be canceled at any time for a full refund of the unserved copies, the contract term is determined to be on an issue-to-issue basis as these contracts do not have substantive termination penalties. Revenues from subscriptions are deferred and recognized proportionately as subscribers are served. Some magazine subscription offers contain more than one magazine title in a bundle. The Company allocates the total contract consideration to each distinct performance obligation, or magazine title, based on a standalone-selling price basis.

Newsstand – The Company sells single copy magazines, or bundles of single copy magazines, to wholesalers for ultimate resale on newsstands primarily at major retailers and grocery/drug stores, and in digital form on tablets and other electronic devices. Publications sold to magazine wholesalers are sold with the right to receive credit from the Company for magazines returned to the wholesaler by retailers. Revenue is recognized on the issue’s on-sale date as the date aligns most closely with the date that control is transferred to the customer. The Company bases its estimates for returns on historical experience and current marketplace conditions.

Licensing – The Company has entered into various licensing agreements that provide third-party partners the right to utilize the Company’s content. Functional licenses in national media consist of content licensing.

Timing of Satisfaction of Performance Obligations

Point-in-Time Performance Obligations – For performance obligations related to certain digital advertising space and sales of print advertisements, the Company determines that the customer can direct the use of and obtain substantially all the benefits from the advertising products as the digital impressions are served or on the issue’s on-sale date. For performance obligations related to sales of magazines through subscriptions, the customer obtains control when each magazine issue is mailed to the customer on or before the issue’s on-sale date. For sales of single copy magazines on newsstands, revenue is recognized on the issue’s on-sale date as the date aligns most closely with the date that control is transferred to the customer. Revenues from functional licenses are recognized at a point-in-time when access to the completed content is granted to the partner.

Over-Time Performance Obligations – For performance obligations related to sales of certain digital advertising space, the Company transfers control and recognizes revenue over time by measuring progress towards complete satisfaction using the most appropriate method.

For performance obligations related to digital advertising, the Company satisfies its performance obligations on some flat-fee digital advertising placements over time using a time-elapsed output method.

Determining a measure of progress requires management to make judgments that affect the timing of revenue recognized. The Company has determined that the above method provides a faithful depiction of the transfer of goods or services to the customer. For performance obligations recognized using a time-elapsed output method, the Company’s efforts are expended evenly throughout the period.

Performance obligations related to subscriptions to premium content on the digital media channels provides access for a given period of time, which is generally one year. The Company recognizes revenue from each membership subscription over time based on a daily calculation of revenue during the reporting period.

Transaction Price and Amounts Allocated to Performance Obligations

Determining the Transaction Price – Certain advertising contracts contain variable components of the transaction price, such as volume discounts and rebates. The Company has sufficient historical data and has established processes to reliably estimate these variable components of the transaction price.

Subscription revenue generated from the flagship website TheStreet.com is subject to estimation and variability due to the fact that, in the normal course of business, subscribers may for various reasons contact the Company or their credit card companies to request a refund or other adjustment for a previously purchased subscription. With respect to many of the Company’s annual newsletter subscription products, the Company offers the ability to receive a refund during the first 30 days but none thereafter. Accordingly, the Company maintains a provision for estimated future revenue reductions resulting from expected refunds and chargebacks related to subscriptions for which revenue was recognized in a prior period. The calculation of this provision is based upon historical trends and is reevaluated each quarter.

The Company typically does not offer any type of variable consideration in standard magazine subscription contracts. For these contracts, the transaction price is fixed upon establishment of the contract that contains the final terms of the sale including description, quantity and price of each subscription purchased. Therefore, the Company does not estimate variable consideration or perform a constraint analysis for these contracts.

A right of return exists for newsstand contracts. The Company has sufficient historical data to estimate the final amount of returns and reduces the transaction price at contract inception for the expected return reserve.

There is no variable consideration related to functional licenses.

Estimating Standalone-Selling Prices – For contracts that contain multiple performance obligations, the Company allocates the transaction price to each performance obligation on a relative standalone-selling price basis. The standalone-selling price is the price at which the Company would sell a promised good or service separately to the customer. In situations in which an obligation is bundled with other obligations and the total amount of consideration does not reflect the sum of individual observable prices, the Company allocates the discount to (1) a single obligation if the discount is attributable to that obligation or (2) prorates across all obligations if the discount relates to the bundle. When standalone-selling price is not directly observable, the Company estimates and considers all the information that is reasonably available to the Company, including market conditions, entity specific factors, customer information, etc. The Company maximizes the use of observable inputs and applies estimation methods consistently in similar circumstances.

Measuring Obligations for Returns and Refunds – The Company accepts product returns in some cases. The Company establishes provisions for estimated returns concurrently with the recognition of revenue. The provisions are established based upon consideration of a variety of factors, including, among other things, recent and historical return rates for both specific products and distributors and the impact of any new product releases and projected economic conditions.

As of December 31, 2020 and 2019, a subscription refund liability of $4,035,531 and $3,144,172, respectively, was recorded for the provision for the estimated returns and refunds on the consolidated balance sheets.

Contract Modifications

The Company occasionally enters into amendments to previously executed contracts that constitute contract modifications. The Company assesses each of these contract modifications to determine:

●	if the additional services and goods are distinct from the services and goods in the original arrangement; and

●	if the amount of consideration expected for the added services or goods reflects the stand-alone selling price of those services and goods.

A contract modification meeting both criteria is accounted for as a separate contract. A contract modification not meeting both criteria is considered a change to the original contract and is accounted for on either a prospective basis as a termination of the existing contract and the creation of a new contract, or a cumulative catch-up basis (further details are provided under the headings Contract Balances and Subscription Acquisition Costs).

Disaggregation of Revenue

The following table provides information about disaggregated revenue by product line, geographical market and timing of revenue recognition:

	Years Ended December 31,
	2020	2019
Revenue by product line:
Advertising	$44,359,822	$35,918,370
Digital subscriptions	28,495,676	6,855,038
Magazine circulation	50,580,213	9,046,473
Other	4,596,686	1,523,429
Total	$128,032,397	$53,343,310
Revenue by geographical market:
United States	$122,570,712	$52,611,255
Other	5,461,685	732,055
Total	$128,032,397	$53,343,310
Revenue by timing of recognition:
At point in time	$99,536,721	$47,557,652
Over time	28,495,676	5,785,658
Total	$128,032,397	$53,343,310

Cost of Revenue

Cost of Revenue

Cost of revenue represents the cost of providing the Company’s digital media network channels and advertising and membership services. The cost of revenue that the Company has incurred in the periods presented primarily include: Publisher Partner guarantees and revenue share payments; amortization of developed technology and platform development; royalty fees; hosting and bandwidth and software license fees; printing and distribution costs; payroll and related expenses for customer support, technology maintenance, and occupancy costs of related personnel; fees paid for data analytics and to other outside service providers; and stock-based compensation of related personnel and stock-based compensation related to Publisher Partner Warrants (as described in Note 22).

Contract Balances

Contract Balances

The timing of the Company’s performance under its various contracts often differs from the timing of the customer’s payment, which results in the recognition of a contract asset or a contract liability. A contract asset is recognized when a good or service is transferred to a customer and the Company does not have the contractual right to bill for the related performance obligations. An asset is recognized when certain costs incurred to obtain a contract meet the capitalization criteria. A contract liability is recognized when consideration is received from the customer prior to the transfer of goods or services.

The following table provides information about contract balances:

	As of December 31,
	2020	2019
Unearned revenue (short-term contract liabilities):
Digital subscriptions	$15,039,331	$8,634,939
Magazine circulation	46,586,345	23,528,148
	$61,625,676	$32,163,087
Unearned revenue (long-term contract liabilities):
Digital subscriptions	$593,136	$478,557
Magazine circulation	22,712,961	30,478,154
Other	192,500	222,500
	$23,498,597	$31,179,211

Unearned Revenue – Unearned revenue, also referred to as contract liabilities, include payments received in advance of performance under the contracts and are recognized as revenue over time. The Company records contract liabilities as unearned revenue on the consolidated balance sheets. Digital subscription and magazine circulation revenue of $32,163,087 was recognized during the year ended December 31, 2020 from unearned revenue at the beginning of the year.

During January and February of 2020, the Company modified certain digital and magazine subscription contracts that prospectively changed the frequency of the related issues required to be delivered on a yearly basis (the “Contract Modifications”). The Company determined that the remaining digital content and magazines to be delivered are distinct from the digital content or magazines already provided under the original contract. As a result, the Company in effect established a new contract that included only the remaining digital content or magazines. Accordingly, the Company allocated the remaining performance obligations in the contracts as consideration from the original contract that has not yet been recognized as revenue.

Cash, Cash Equivalents, and Restricted Cash

Cash, Cash Equivalents, and Restricted Cash

The Company maintains cash, cash equivalents, and restricted cash at banks where amounts on deposit may exceed the Federal Deposit Insurance Corporation limit during the year. Cash and cash equivalents represent cash and highly liquid investments with an original contractual maturity at the date of purchase of three months. As of December 31, 2020 and 2019, cash and cash equivalents consist primarily of checking, savings deposits and money market accounts. These deposits exceeded federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk regarding its cash and cash equivalents.

The following table reconciles total cash, cash equivalents, and restricted cash:

	As of December 31,
	2020	2019
Cash and cash equivalents	$9,033,872	$8,852,281
Restricted cash	500,809	620,809
Total cash, cash equivalents, and restricted cash	$9,534,681	$9,473,090

As of December 31, 2020, the Company had restricted cash of $500,809, which serves as collateral for certain credit card merchant accounts with a bank. As of December 31, 2019, the Company had restricted cash of $620,809 of which (1) $500,000 served as collateral for an outstanding letter of credit for a security deposit for office space leased at 14 Wall Street, 15th Floor, New York, New York (see Note 7), and (2) $120,809 served as collateral for certain credit card merchant accounts with a bank.

Accounts Receivable

Accounts Receivable

The Company receives payments from advertising customers based upon contractual payment terms; accounts receivable is recorded when the right to consideration becomes unconditional and are generally collected within 90 days. The Company generally receives payments from digital and print subscription customers at the time of sign up for each subscription; accounts receivable from merchant credit card processors are recorded when the right to consideration becomes unconditional and are generally collected weekly. Accounts receivable as of December 31, 2020 and 2019 of $16,497,626 and $16,233,955, respectively, are presented net of allowance for doubtful accounts. The allowance for doubtful accounts as of December 31, 2020 and 2019 was $892,352 and $287,902, respectively

Subscription Acquisition Costs

Subscription Acquisition Costs

Subscription acquisition costs include the incremental costs of obtaining a contract with a customer, paid to external parties, if it expects to recover those costs. The Company has determined that sales commissions paid on all third-party agent sales of subscriptions are direct and incremental and, therefore, meet the capitalization criteria. Direct mail costs also meet the requirements to be capitalized as assets if they are proven to be recoverable. The incremental costs of obtaining a contract are amortized as revenue is recognized or over the term of the agreement.

Incremental costs of obtaining a contract also included contract fulfillment costs related to the revenue share to the Publisher Partners. The contract fulfillment costs were amortized over the same period as the associated revenue. The Company records incremental costs of obtaining a contract as subscription acquisition costs on the consolidated balance sheets. The Company had no asset impairment charges related to the subscription acquisition costs during the years ended December 31, 2020 and 2019.

The Contract Modifications resulted in subscription acquisition costs to be recognized on a prospective basis in the same proportion as the revenue that has not yet been recognized.

As of December 31, 2020 and 2019, subscription acquisition costs were $41,505,480 (short-term of $28,146,895 and long-term of $13,358,585) and $6,560,058 (short-term of $3,142,580 and long-term of $3,417,478), respectively. Subscription acquisition cost as of December 31, 2020 presented as current assets of $28,146,895 are expected to be amortized during the year ending December 31, 2021 and $13,358,585 presented as long-term assets are expected to be amortized after the year ending December 31, 2021.

Concentrations

Concentrations

Significant Customers – Concentration of credit risk with respect to accounts receivable is limited to customers to whom the Company makes significant sales. While a reserve for the potential write-off of accounts receivable is maintained, the Company has not written off any significant accounts to date. To control credit risk, the Company performs regular credit evaluations of its customers’ financial condition.

Revenue from significant customers as a percentage of the Company’s total revenue are as follows:

	Years Ended December 31,
	2020	2019
Customer 1	-	22.4%

There were no significant accounts receivable balances as a percentage of the Company’s total accounts receivable as of December 31, 2020 and 2019.

Significant Vendors – Concentrations of risk with respect to third party vendors who provide products and services to the Company are limited. If not limited, such concentrations could impact profitability if a vendor failed to fulfill their obligations or if a significant vendor was unable to renew an existing contract and the Company was not able to replace the related product or service at the same cost.

Significant accounts payable balances as a percentage of the Company’s total accounts payable are as follows:

	As of December 31,
	2020	2019
Vendor 1 *	-	61.7%

*	The significant accounts payable balance as of December 31, 2019 related to the service agreements with Meredith Corporation (“Meredith”) (as described in Note 3).

Leases

Leases

The Company has various lease arrangements for certain equipment and its offices. Leases are recorded as an operating lease right-of-use assets and operating lease liabilities on the consolidated balance sheets. Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheets. At inception, the Company determines whether an arrangement that provides control over the use of an asset is a lease. When it is reasonably certain that the Company will exercise the renewal period, the Company includes the impact of the renewal in the lease term for purposes of determining total future lease payments. Rent expense is recognized on a straight-line basis over the lease term.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) ASU 2016-02, Leases (Topic 842), in order to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under prior GAAP. ASU 2016-02 requires that a lessee should recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term on the balance sheet, initially measured at the present value of the lease payments, for all leases with terms longer than 12 months. The Company adopted ASU 2016-02 as of January 1, 2019 utilizing the modified retrospective transition method through a cumulative-effect adjustment. The Company has elected the package of practical expedients, which allows the Company not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any existing leases as of the adoption date. The Company did not elect to apply the hindsight practical expedient when determining lease term and assessing impairment of right-of-use assets. The adoption of ASU 2016-02 on January 1, 2019 resulted in the recognition of right-of-use assets of $1,003,221, lease liabilities for operating leases of $1,069,745, with no cumulative effect adjustment on retained earnings on its consolidated balance sheets, and with no material impact to its consolidated statements of operations (as further described in Note 7).

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation and amortization. Major improvements are capitalized, while maintenance and repairs are charged to expense as incurred. Gains and losses from disposition of property and equipment are included in the statement of operations when realized. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Office equipment and computers	1 – 3 years
Furniture and fixtures	1 – 5 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life

Platform Development

Platform Development

In accordance with authoritative guidance, the Company capitalizes platform development costs for internal use when planning and design efforts are successfully completed, and development is ready to commence. The Company places capitalized platform development assets into service and commences amortization when the applicable project or asset is substantially complete and ready for its intended use. Once placed into service, the Company capitalizes qualifying costs of specified upgrades or enhancements to capitalized platform development assets when the upgrade or enhancement will result in new or additional functionality.

The Company capitalizes internal labor costs, including payroll-based and stock-based compensation, benefits and payroll taxes, that are incurred for certain capitalized platform development projects related to the Company’s technology platform. The Company’s policy with respect to capitalized internal labor stipulates that labor costs for employees working on eligible internal use capital projects are capitalized as part of the historical cost of the project when the impact, as compared to expensing such labor costs, is material.

Platform development costs are amortized on a straight-line basis over three years, which is the estimated useful life of the related asset and is recorded in cost of revenues on the consolidated statements of operations.

Business Combinations

Business Combinations

The Company accounts for business combinations using the acquisition method of accounting. The acquisition method of accounting requires that the purchase price, including the fair value of contingent consideration, of the acquisition be allocated to the assets acquired and liabilities assumed using the estimated fair values determined by management as of the acquisition date. Goodwill is measured as the excess of consideration transferred and the net fair values of the assets acquired and the liabilities assumed at the date of acquisition. While the Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, the Company’s estimates are inherently uncertain and subject to refinement. As a result, during the measurement period, the Company records adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill to the extent the Company identifies adjustments to the preliminary purchase price allocation. Upon the conclusion of the measurement period, which may be up to one year from the acquisition date, or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations. Additionally, the Company identifies acquisition-related contingent payments and determines their respective fair values as of the acquisition date, which are recorded as accrued liabilities on the consolidated balance sheets. Subsequent changes in fair value of contingent payments are recorded on the consolidated statements of operations. The Company expenses transaction costs related to the acquisition as incurred.

Intangible Assets

Intangible Assets

Intangibles with finite lives, consisting of developed technology and trade names, are amortized using the straight-line method over the estimated economic lives of the assets. A finite lived intangible asset is tested for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable. Determination of recoverability is based on an estimate of undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Intangibles with an indefinite useful life are not being amortized.

Long-Lived Assets

Long-Lived Assets

The Company periodically evaluates the carrying value of long-lived assets to be held and used when events or circumstances warrant such a review. The carrying value of a long-lived asset to be held and used is considered impaired when the anticipated separately identifiable undiscounted cash flows from such an asset are less than the carrying value of the asset. In that event, a loss is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived asset. Fair value is determined primarily by reference to the anticipated cash flows discounted at a rate commensurate with the risk involved.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net tangible and intangible assets of businesses acquired in a business combination. Goodwill is not amortized but rather is tested for impairment at least annually on December 31, or more frequently if events or changes in circumstances indicate that the carrying amount of goodwill may not be recoverable. The Company adopted ASU 2017-04 (as further described below under the heading Recent Accounting Pronouncements) during the first quarter of 2020 which eliminated Step 2 from the goodwill impairment test. The Company operates as one reporting unit, therefore, the impairment test is performed at the consolidated entity level by comparing the estimated fair value of the Company to its carrying value. The Company has elected to first assess the qualitative factors to determine whether it is more likely than not that the fair value of its single reporting unit is less than its carrying amount as a basis of determining whether it is necessary to perform the quantitative goodwill impairment test. If the Company determines that it is more likely than not that its fair value is less than its carrying amount, then the quantitative goodwill impairment test will be performed. The quantitative goodwill impairment test identifies goodwill impairment and measures the amount of goodwill impairment loss to be recognized by comparing the fair value of the Company’s single reporting unit with its carrying amount. If the fair value exceeds the carrying amount, no further analysis is required; otherwise, any excess of the goodwill carrying amount over the implied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

Deferred Financing Costs and Discounts on Debt Obligations

Deferred Financing Costs and Discounts on Debt Obligations

Deferred financing costs consist of cash and noncash consideration paid to lenders and third parties with respect to convertible debt and other financing transactions, including legal fees and placement agent fees. Such costs are deferred and amortized over the term of the related debt. Upon the settlement of debt or conversion of convertible debt into common stock, under certain circumstances, the pro rata portion of any related unamortized deferred financing costs are charged to operations.

Additional consideration in the form of warrants and other derivative financial instruments issued to lenders is accounted for at fair value utilizing information determined by consultants with the Company’s independent valuation firm. The fair value of warrants and derivatives are recorded as a reduction to the carrying amount of the related debt and are being amortized to interest expense over the term of such debt, with the initial offsetting entries recorded as a liability on the balance sheet. Upon the settlement or conversion of convertible debt into common stock, under certain circumstances, the pro rata portion of any related unamortized discount on debt is charged to operations.

Amortization of debt discount during the years ended December 31, 2020 and 2019, was $6,607,212 and $4,545,675, respectively.

Liquidated Damages

Liquidated Damages

Liquidated damages are provided as a result of the following: (i) certain registration rights agreements provide for damages if the Company does not register certain shares of the Company’s common stock within the requisite time frame (the “Registration Rights Damages”); and (ii) certain securities purchase agreements provide for damages if the Company does not maintain its periodic filings with the Securities and Exchange Commission (“SEC”) within the requisite time frame (the “Public Information Failure Damages”). Obligations with respect to the Registration Rights Damages and the Public Information Failure Damages (collectively, the “Liquidated Damages”) are accounted for as contingent obligations when it is deemed probable the obligations would not be satisfied at the time a financing is completed and are subsequently reviewed at each quarter-end reporting date thereafter. When such quarterly review indicates that it is probable that the Liquidated Damages will be incurred, the Company records an estimate of each such obligation at the balance sheet date based on the amount due of such obligation. The Company reviews and revises such estimates at each quarter-end date based on updated information.

Selling and Marketing

Selling and Marketing

Selling and marketing expenses consist of compensation, employee benefits and stock-based compensation of selling and marketing, account management support teams, as well as commissions, travel, trade show sponsorships and events, conferences and advertising costs. The Company’s advertising expenses relate to direct-mail costs for magazine subscription acquisition efforts, print, and digital advertising. Advertising costs that are not capitalized are expensed the first time the advertising takes place. During the years ended December 31, 2020 and 2019, the Company incurred advertising expenses of $3,583,116 and $859,802, respectively, which are included within selling and marketing on the consolidated statements of operations.

General and Administrative

General and Administrative

General and administrative expenses consist primarily of payroll for executive personnel, technology personnel incurred in developing conceptual formulation and determination of existence of needed technology, and administrative personnel along with any related payroll costs; professional services, including accounting, legal and insurance; facilities costs; conferences; other general corporate expenses; and stock-based compensation of related personnel.

Derivative Financial Instruments

Derivative Financial Instruments

The Company accounts for freestanding contracts that are settled in the Company’s equity securities, including common stock warrants, to be designated as an equity instrument, and generally as a liability. A contract so designated is carried at fair value on a company’s balance sheet, with any changes in fair value recorded as a gain or loss in a company’s results of operations.

The Company records all derivatives on the balance sheet at fair value, adjusted at the end of each reporting period to reflect any material changes in fair value, with any such changes classified as changes in derivatives valuation in the statement of operations. The calculation of the fair value of derivatives utilizes highly subjective and theoretical assumptions that can materially affect fair values from period to period. The recognition of these derivative amounts does not have any impact on cash flows.

At the date of exercise of any of the warrants, or the conversion of any convertible debt or preferred stock into common stock, the pro rata fair value of the related warrant liability and any embedded derivative liability is transferred to additional paid-in capital.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. Disclosure as to transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements, is also required.

Level 1. Observable inputs such as quoted prices in active markets for an identical asset or liability that the Company has the ability to access as of the measurement date. Financial assets and liabilities utilizing Level 1 inputs include active-exchange traded securities and exchange-based derivatives.

Level 2. Inputs, other than quoted prices included within Level 1, which are directly observable for the asset or liability or indirectly observable through corroboration with observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchange-based derivatives, mutual funds, and fair-value hedges.

Level 3. Unobservable inputs in which there is little or no market data for the asset or liability which requires the reporting entity to develop its own assumptions. Financial assets and liabilities utilizing Level 3 inputs include infrequently traded non-exchange-based derivatives and commingled investment funds and are measured using present value pricing models.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end.

The carrying amount of the Company’s financial instruments comprising of cash, restricted cash, accounts receivable, accounts payable and accrued expenses approximate fair value because of the short-term maturity of these instruments.

Preferred Stock

Preferred Stock

Preferred stock (the “Preferred Stock”) (as described in Note 20) is reported as a mezzanine obligation between liabilities and stockholders’ equity. If it becomes probable that the Preferred Stock will become redeemable, the Company will re-measure the Preferred Stock by adjusting the carrying value to the redemption value of the Preferred Stock assuming each balance sheet date is a redemption date.

Stock-Based Compensation

Stock-Based Compensation

The Company provides stock-based compensation in the form of (a) stock awards to employees and directors, comprised of restricted stock awards and restricted stock units, (b) stock option grants to employees, directors and consultants, (c) common stock warrants to Publisher Partners (further details are provided under the heading Publisher Partner Warrants in Note 22), and (d) common stock warrants to ABG (further details are provided under the heading ABG Warrants in Note 22).

The Company accounts for stock awards and stock option grants to employees, directors and consultants by measuring the cost of services received in exchange for the stock-based payments as compensation expense in the Company’s consolidated financial statements. Stock awards and stock option grants to employees which are time-vested, are measured at fair value on the grant date, and charged to operations ratably over the vesting period. Stock awards and stock option grants to employees which are performance-vested, are measured at fair value on the grant date and charged to operations when the performance condition is satisfied.

The Publisher Partner Warrants granted are subject to a performance condition, which is generally based on the average number of unique visitors on the channel operated by the Publisher Partner generated during the six-month period from the launch of the Publisher Partner’s operations on Maven’s platform or the revenue generated during the period from issuance date through a specified end date. The Company recognizes expense for these Publisher Partner Warrants as the services are received. The Company has specific objective criteria for determination of the period over which services are received and expense is recognized.

Prior to the adoption of ASU 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, the Company accounted for stock-based payments to certain directors and consultants, and Publisher Partners (collectively the “non-employee awards”) by determining the value of the stock compensation based upon the measurement date at either (a) the date at which a performance commitment is reached or (b) at the date at which the necessary performance to earn the equity instruments is complete, resulting in financial reporting period adjustments to stock-based compensation during the vesting terms for changes in the fair value of the awards. After adoption of ASU 2018-07, the measurement date for non-employee awards is the later of the adoption date of ASU 2018-07, or the date of grant, without change in the fair value of the award. There was no cumulative effect of adoption of ASU 2018-07 on January 1, 2019. For stock-based awards granted to non-employees subject to graded vesting that only contain service conditions, the Company has elected to recognize stock-based compensation using the straight-line recognition method.

The fair value measurement of equity awards and grants used for stock-based compensation is as follows: (1) restricted stock awards and restricted stock units which are time-vested, are determined using the quoted market price of the Company’s common stock at the grant date; (2) stock option grants which are time-vested and performance-vested, are determined utilizing the Black-Scholes option-pricing model at the grant date; (3) restricted stock awards which provide for performance-vesting and a true-up provision, are determined through consultants with the Company’s independent valuation firm using the binomial pricing model at the grant date; (4) stock option grants which provide for market-based vesting with a time-vesting overlay, are determined through consultants with the Company’s independent valuation firm using the Monte Carlo model at the grant date; (5) Publisher Partner Warrants are determined utilizing the Black-Scholes option-pricing model; and (6) ABG warrants are determined utilizing the Monte Carlo model (further details are provided in Note 22).

Fair value determined under the Black-Scholes option-pricing model and Monte Carlo model is affected by several variables, the most significant of which are the life of the equity award, the exercise price of the stock option or warrants, as compared to the fair market value of the common stock on the grant date, and the estimated volatility of the common stock over the term of the equity award. Estimated volatility is based on the historical volatility of the Company’s common stock and is evaluated based upon market comparisons. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant. The fair market value of common stock is determined by reference to the quoted market price of the Company’s common stock.

The fair value of the stock options granted were probability weighted effective January 1, 2019 under the Black-Scholes option-pricing model or Monte Carlo model as determined through consultants with the Company’s independent valuation firm since the value of the stock options, among other things, depend on the volatility of the underlying shares of the Company’s common stock, under the following two scenarios: (1) scenario one assumes that the Company’s common stock will be up-listed on a national stock exchange (the “Exchange”) on a certain listing date (the “Up-list”); and (2) scenario two assumes that the Company’s common stock is not up-listed on the Exchange prior to the final vesting date of the grants (the “No Up-list”), collectively referred to as the “Probability Weighted Scenarios”.

The Company classifies stock-based compensation in its consolidated statements of operations in the same manner in which the award recipient’s cash compensation cost is classified.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to operating loss carryforwards and temporary differences between financial statement bases of existing assets and liabilities and their respective income tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in the income tax rates on deferred tax asset and liability balances is recognized in income in the period that includes the enactment date of such rate change. A valuation allowance is recorded for loss carryforwards and other deferred tax assets when it is determined that it is more likely than not that such loss carryforwards and deferred tax assets will not be realized.

The Company follows accounting guidance that sets forth a threshold for financial statement recognition, measurement, and disclosure of a tax position taken or expected to be taken on a tax return. Such guidance requires the Company to determine whether a tax position of the Company is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on technical merits of the position.